Partnership Income, Expenses and Cash Distributions Cash Distributions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit	$ 0.5000	$ 0.5000	$ 0.5000